Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Jun. 28, 2024	Dec. 31, 2023	Jun. 01, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003	$ 0.003
Common stock, shares authorized	10,000,000,000		500,000,000
Common stock, shares issued	5,471,661	5,471,661	5,471,661
Common stock, shares outstanding	5,470,076		5,470,076
Treasury stock, common shares	1,585		1,585	1,585